RESTATEMENT (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 11, 2018	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Loss on extinguishment of debt	$ 44,348		$ (44,353)
Reclassification of derivative liability to additional paid in capital	$ 1,141,995		$ 1,141,995
Gain on conversion of debt		$ 3,976,992